White Oak Select Growth Fund

Schedule of Investments

As of July 31, 2019 (Unaudited)

COMMON STOCKS - 99.07%	Shares	Fair Value
COMMUNICATION SERVICES - 11.79%
Interactive Media & Services - 11.79%
Alphabet, Inc. - Class A (a)	12,680	$15,446,776
Alphabet, Inc. - Class C (a)	16,495	20,069,136
Facebook, Inc. - Class A (a)	40,600	7,885,738
		43,401,650
CONSUMER DISCRETIONARY - 13.03%
Internet & Direct Marketing Retail - 9.74%
Amazon.com, Inc. (a)	19,205	35,851,510

Specialty Retail - 3.29%
Lowe's Companies, Inc.	119,390	12,106,146

CONSUMER STAPLES - 3.33%
Beverages - 3.33%
PepsiCo, Inc. (b)	95,965	12,265,287

FINANCIALS - 18.93%
Capital Markets - 7.89%
Charles Schwab Corporation (The)	454,100	19,626,202
State Street Corporation	162,200	9,422,198
		29,048,400
Commercial Banks - 6.69%
CIT Group, Inc. (b)	198,400	10,029,120
U.S. Bancorp	255,177	14,583,365
		24,612,485
Diversified Financial Services - 0.53%
JPMorgan Chase & Company	17,000	1,972,000

Insurance - 3.82%
Chubb Ltd.	91,890	14,044,468

HEALTH CARE - 23.22%
Biotechnology - 8.53%
Amgen, Inc.	108,000	20,150,640

White Oak Select Growth Fund

Schedule of Investments (Continued)

COMMON STOCKS - 99.07% (Continued)	Shares	Fair Value
HEALTH CARE - 23.22% (Continued)
Biotechnology - 8.53% (Continued)
Gilead Sciences, Inc.	171,385	$11,229,145
		31,379,785
Health Care Equipment & Supplies - 2.66%
Alcon, Inc. (a)(b)	23,127	1,358,711
Zimmer Biomet Holdings, Inc.	62,390	8,430,761
		9,789,472
Health Care Providers & Services - 4.05%
Cigna Corporation	45,606	7,749,372
Laboratory Corporation of America Holdings (a)	42,770	7,164,830
		14,914,202
Pharmaceuticals - 7.98%
Novartis AG - ADR (b)	160,990	14,743,464
Pfizer, Inc.	377,000	14,642,680
		29,386,144
INFORMATION TECHNOLOGY - 28.77%
Communications Equipment - 10.59%
Cisco Systems, Inc. (b)	542,000	30,026,800
QUALCOMM, Inc.	122,300	8,947,468
		38,974,268
Internet Software & Services - 1.31%
Salesforce.com, Inc. (a)(b)	31,100	4,804,950

IT Services - 5.18%
Cognizant Technology Solutions Corporation - Class A	149,700	9,751,458
International Business Machines Corporation (IBM) (b)	62,900	9,324,296
		19,075,754
Semiconductors & Semiconductor Equipment - 11.69%
KLA-Tencor Corporation	168,980	23,035,354

White Oak Select Growth Fund

Schedule of Investments (Continued)

COMMON STOCKS - 99.07% (Continued)	Shares or Principal ($)	Fair Value
INFORMATION TECHNOLOGY - 28.77% (Continued)
Semiconductors & Semiconductor Equipment - 11.69% (Continued)
Xilinx, Inc.	174,905	$19,975,900
		43,011,254

TOTAL COMMON STOCKS (Cost $240,775,444)		364,637,775

SHORT-TERM INVESTMENTS - 15.30%
REPURCHASE AGREEMENTS - 1.04%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.30%, dated 7/31/19 and maturing 8/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.88% to 2.63% and maturity dates from 7/31/20 to 3/31/26 with a par value of $3,760,654 and a collateral value of $3,885,820.	3,809,626	3,809,626

COLLATERAL FOR SECURITIES LOANED - 14.26%
Mount Vernon Liquid Assets Portfolio, LLC, 2.45%(c)	52,488,594	52,488,594

TOTAL SHORT-TERM INVESTMENTS (Cost $56,298,220)		56,298,220

TOTAL INVESTMENTS- 114.37% (Cost $297,073,664)		420,935,995

Liabilities in Excess of Other Assets - (14.37)%		(52,877,778)

NET ASSETS - 100.00%		$368,058,217

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $ 50,620,578.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Pin Oak Equity Fund

Schedule of Investments

As of July 31, 2019 (Unaudited)

COMMON STOCKS - 99.42%	Shares	Fair Value
COMMUNICATION SERVICES - 11.29%
Interactive Media & Services - 11.29%
Alphabet, Inc. - Class A (a)	4,030	$4,909,346
Alphabet, Inc. - Class C (a)	12,089	14,708,444
IAC/InterActiveCorp (a)(b)	34,956	8,356,232
		27,974,022
CONSUMER DISCRETIONARY - 13.08%
Auto Components - 3.24%
Gentex Corporation (b)	292,500	8,020,350

Diversified Consumer Services - 2.48%
H&R Block, Inc. (b)	222,000	6,147,180

Internet & Direct Marketing Retail - 7.36%
Amazon.com, Inc. (a)	5,120	9,557,913
eBay, Inc.	210,500	8,670,495
		18,228,408
CONSUMER STAPLES - 4.16%
Beverages - 4.16%
PepsiCo, Inc.	80,600	10,301,486

ENERGY - 5.73%
Oil, Gas & Consumable Fuels - 5.73%
Royal Dutch Shell plc - Class A - ADR (b)	74,800	4,704,172
Valero Energy Corporation	111,200	9,479,800
		14,183,972
FINANCIALS - 23.64%
Capital Markets - 8.99%
Bank of New York Mellon Corporation (The) (b)	220,745	10,357,356
Charles Schwab Corporation (The)	275,351	11,900,670
		22,258,026
Commercial Banks - 2.57%
CIT Group, Inc. (b)	25,000	1,263,750
Wells Fargo & Company (b)	105,400	5,102,414
		6,366,164

Pin Oak Equity Fund

Schedule of Investments (Continued)

COMMON STOCKS - 99.42% (Continued)	Shares	Fair Value
FINANCIALS - 23.64% (Continued)
Consumer Finance - 5.85%
Capital One Financial Corporation	98,400	$9,094,128
Synchrony Financial	150,300	5,392,764
		14,486,892
Insurance - 6.23%
Assurant, Inc.	38,900	4,409,704
Everest Re Group Ltd.	10,600	2,614,384
Travelers Companies, Inc. (The) (b)	57,400	8,415,988
		15,440,076
HEALTH CARE - 20.24%
Biotechnology - 2.86%
Amgen, Inc.	18,500	3,451,730
Biogen, Inc. (a)	7,100	1,688,522
Gilead Sciences, Inc.	29,500	1,932,840
		7,073,092
Health Care Equipment & Supplies - 2.05%
Medtronic plc	49,845	5,081,199

Health Care Providers & Services - 5.69%
DaVita, Inc. (a)	108,300	6,481,755
McKesson Corporation	36,500	5,071,675
Quest Diagnostics, Inc.	25,000	2,552,000
		14,105,430
Life Sciences Tools & Services - 2.86%
Illumina, Inc. (a)(b)	23,675	7,087,822

Pharmaceuticals - 6.78%
GlaxoSmithKline plc - ADR	262,800	10,848,384
Roche Holding AG - ADR	177,000	5,938,350
		16,786,734
INDUSTRIALS - 0.17%
Electrical Equipment - 0.17%
Generac Holdings, Inc. (a)	5,920	428,016

Pin Oak Equity Fund

Schedule of Investments (Continued)

COMMON STOCKS - 99.42% (Continued)	Shares or Principal ($)	Fair Value
INFORMATION TECHNOLOGY - 20.09%
IT Services - 10.46%
Amdocs Ltd.	112,672	$7,209,881
Paychex, Inc.	173,649	14,421,550
Western Union Company (The) (b)	203,000	4,263,000
		25,894,431
Semiconductors & Semiconductor Equipment - 9.63%
KLA-Tencor Corporation	97,700	13,318,464
Xilinx, Inc. (b)	92,300	10,541,583
		23,860,047
MATERIALS - 1.02%
Metals & Mining - 1.02%
Teck Resources Ltd. - Class B	123,814	2,536,949

TOTAL COMMON STOCKS (Cost $180,855,571)		246,260,296

SHORT-TERM INVESTMENTS - 14.78%
REPURCHASE AGREEMENTS - 0.60%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.30%, dated 7/31/19 and maturing 8/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.88% to 2.63% and maturity dates from 7/31/20 to 3/31/26 with a par value of $1,470,700 and a collateral value of $1,519,650.	1,489,852	1,489,852

COLLATERAL FOR SECURITIES LOANED - 14.18%
Mount Vernon Liquid Assets Portfolio, LLC, 2.45(c)%	35,111,478	35,111,478

TOTAL SHORT-TERM INVESTMENTS (Cost $36,601,330)		36,601,330

TOTAL INVESTMENTS- 114.20% (Cost $217,456,901)		282,861,626

Liabilities in Excess of Other Assets - (14.20)%		(35,178,278)

NET ASSETS - 100.00%	$247,683,348

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $34,236,999.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Rock Oak Core Growth Fund

Schedule of Investments

As of July 31, 2019 (Unaudited)

COMMON STOCKS - 99.87%	Shares	Fair Value
COMMUNICATION SERVICES - 14.02%
Entertainment - 2.33%
Netflix, Inc. (a)	895	$289,076

Interactive Media & Services - 11.69%
Alphabet, Inc. - Class C (a)	500	608,340
Baidu, Inc. - ADR (a)	1,305	145,768
Tencent Holdings Ltd. - ADR	14,970	696,105
		1,450,213
CONSUMER DISCRETIONARY - 13.70%
Diversified Consumer Services - 4.09%
TAL Education Group - ADR (a)(b)	15,770	507,794

Hotels, Restaurants & Leisure - 3.97%
Wyndham Destinations, Inc.	3,845	180,945
Wyndham Hotels & Resorts, Inc.	5,505	311,308
		492,253
Internet & Direct Marketing Retail - 5.64%
Amazon.com, Inc. (a)	375	700,043

CONSUMER STAPLES - 3.75%
Beverages - 3.75%
Molson Coors Brewing Company - Class B (b)	8,625	465,664

ENERGY - 3.08%
Oil, Gas & Consumable Fuels - 3.08%
HollyFrontier Corporation	7,685	382,482

FINANCIALS - 7.69%
Consumer Finance - 3.25%
Capital One Financial Corporation	4,360	402,951

Insurance - 4.44%
Hartford Financial Services Group, Inc. (The)	9,565	551,231

Rock Oak Core Growth Fund

Schedule of Investments (Continued)

COMMON STOCKS - 99.87% (Continued)	Shares	Fair Value
HEALTH CARE - 23.07%
Biotechnology - 15.59%
AbbVie, Inc. (b)	6,450	$429,699
Amgen, Inc.	2,875	536,417
Biogen, Inc. (a)	2,040	485,153
Gilead Sciences, Inc.	7,371	482,948
		1,934,217
Life Sciences Tools & Services - 3.38%
Illumina, Inc. (a)	1,400	419,132

Pharmaceuticals - 4.10%
Jazz Pharmaceuticals plc (a)	3,655	509,434

INFORMATION TECHNOLOGY - 34.56%
Communications Equipment - 6.00%
F5 Networks, Inc. (a)(b)	2,820	413,750
Ubiquiti Networks, Inc. (b)	2,565	330,193
		743,943
Internet Software & Services - 4.96%
iQIYI, Inc. - ADR (a)(b)	13,155	244,551
Salesforce.com, Inc. (a)	2,405	371,573
		616,124
IT Services - 6.72%
Cognizant Technology Solutions Corporation - Class A	9,480	617,527
DXC Technology Company	3,870	215,830
		833,357
Semiconductors & Semiconductor Equipment - 5.26%
KLA-Tencor Corporation	4,790	652,973

Software - 5.90%
Check Point Software Technologies Ltd. (a)	4,515	505,454
RealPage, Inc. (a)(b)	3,625	226,490
		731,944
Technology Hardware, Storage & Peripherals - 5.72%
NetApp, Inc. (b)	5,805	339,535

Rock Oak Core Growth Fund

Schedule of Investments (Continued)

COMMON STOCKS - 99.87% (Continued)	Shares or Principal ($)	Fair Value
INFORMATION TECHNOLOGY - 34.56% (Continued)
Technology Hardware, Storage & Peripherals - 5.72% (Continued)
Seagate Technology plc (b)	7,998	$370,387
		709,922

TOTAL COMMON STOCKS (Cost $9,834,301)		12,392,753

SHORT-TERM INVESTMENTS - 20.27%
MONEY MARKET FUNDS - 0.24%
Fidelity Investments Money Market Government Portfolio - Class I, 2.19% (c)	29,175	29,175

COLLATERAL FOR SECURITIES LOANED - 20.03%
Mount Vernon Liquid Assets Portfolio, LLC, 2.45%(c)	2,486,370	2,486,370

TOTAL SHORT-TERM INVESTMENTS (Cost $2,515,545)		2,515,545

TOTAL INVESTMENTS- 120.14% (Cost $12,349,846)		14,908,298

Liabilities in Excess of Other Assets - (20.14)%		(2,499,329)

NET ASSETS - 100.00%		$12,408,969

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,377,339.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

River Oak Discovery Fund

Schedule of Investments

As of July 31, 2019 (Unaudited)

COMMON STOCKS - 89.19%	Shares	Fair Value
COMMUNICATION SERVICES - 1.20%
Interactive Media & Services - 1.20%
QuinStreet, Inc. (a)	9,100	$148,239

CONSUMER DISCRETIONARY - 8.48%
Diversified Consumer Services - 5.38%
Adtalem Global Education, Inc. (a)(b)	7,030	333,011
American Public Education, Inc. (a)	10,000	330,200
		663,211
Specialty Retail - 3.10%
Aaron's, Inc. (b)	6,070	382,714

CONSUMER STAPLES - 5.65%
Beverages - 5.65%
Boston Beer Company, Inc. (The) - Class A (a)(b)	1,775	696,368

FINANCIALS - 13.92%
Banks - 2.16%
Atlantic Union Bancshares Corporation (b)	7,005	266,400

Capital Markets - 2.43%
AllianceBernstein Holding, L.P.	9,935	299,739

Insurance - 5.75%
Assurant, Inc.	3,680	417,165
CNO Financial Group, Inc.	17,335	293,135
		710,300
Thrifts & Mortgage Finance - 3.58%
Dime Community Bancshares, Inc.	21,870	441,336

HEALTH CARE - 12.31%
Biotechnology - 6.18%
Eagle Pharmaceuticals, Inc. (a)	7,725	423,793
United Therapeutics Corporation (a)	4,275	338,751
		762,544

River Oak Discovery Fund

Schedule of Investments (Continued)

COMMON STOCKS - 89.19% (Continued)	Shares	Fair Value
HEALTH CARE - 12.31% (Continued)
Health Care Providers & Services - 2.61%
Magellan Health, Inc. (a)	4,575	$321,806

Health Care Technology - 1.41%
NextGen Healthcare, Inc. (a)	10,650	174,234

Pharmaceuticals - 2.11%
Innoviva, Inc. (a)	21,895	260,113

INDUSTRIALS - 5.96%
Machinery - 1.63%
Kadant, Inc. (b)	2,160	201,874

Professional Services - 4.33%
Barrett Business Services, Inc.	6,101	533,837

INFORMATION TECHNOLOGY - 37.96%
Electronic Equipment, Instruments & Components - 8.34%
Hollysys Automation Technologies Ltd.	15,500	267,995
KEMET Corporation	23,135	465,476
SYNNEX Corporation	3,002	295,817
		1,029,288
Semiconductors & Semiconductor Equipment - 21.28%
Advanced Energy Industries, Inc. (a)	8,570	500,488
Cirrus Logic, Inc. (a)	9,995	490,255
Cohu, Inc.	13,155	199,430
Kulicke & Soffa Industries, Inc. (b)	25,285	572,199
Silicon Motion Technology Corporation - ADR	10,095	365,439
SolarEdge Technologies, Inc. (a)(b)	7,625	497,379
		2,625,190
Software - 8.34%
FireEye, Inc. (a)	23,005	345,075
Paylocity Holding Corporation (a)	2,040	208,264
Verint Systems, Inc. (a)(b)	3,720	215,276
Workiva, Inc. (a)	4,530	260,430
		1,029,045

River Oak Discovery Fund

Schedule of Investments (Continued)

COMMON STOCKS - 89.19% (Continued)	Shares or Principal ($)	Fair Value
MATERIALS - 3.71%
Paper & Forest Products - 3.71%
Mercer International, Inc.	35,145	$457,939

TOTAL COMMON STOCKS (Cost $7,891,874)		11,004,177

SHORT-TERM INVESTMENTS - 35.06%
MONEY MARKET FUNDS - 0.00%
Fidelity Investments Money Market Government Portfolio - Class I, 2.19% (c)	75	75

REPURCHASE AGREEMENTS - 10.94%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.30%, dated 7/31/19 and maturing 8/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.88% to 2.63% and maturity dates from 7/31/20 to 3/31/26 with a par value of $1,332,985 and a collateral value of $1,377,350.	1,350,343	1,350,343

COLLATERAL FOR SECURITIES LOANED - 24.12%
Mount Vernon Liquid Assets Portfolio, LLC, 2.45%(c)	2,975,510	2,975,510

TOTAL SHORT-TERM INVESTMENTS (Cost $4,325,928)		4,325,928

TOTAL INVESTMENTS- 124.25% (Cost $12,217,802)		15,330,105

Liabilities in Excess of Other Assets - (24.25)%		(2,992,133)

NET ASSETS - 100.00%		$12,337,972

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,915,941.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Red Oak Technology Select Fund

Schedule of Investments

As of July 31, 2019 (Unaudited)

COMMON STOCKS - 97.32%	Shares	Fair Value
COMMUNICATION SERVICES - 16.29%
Interactive Media & Services - 16.29%
Alphabet, Inc. - Class A (a)	18,300	$22,293,060
Alphabet, Inc. - Class C (a)	26,276	31,969,483
Facebook, Inc. - Class A (a)	143,225	27,818,592
IAC/InterActiveCorp (a)	98,885	23,638,459
		105,719,594
CONSUMER DISCRETIONARY - 6.57%
Internet & Direct Marketing Retail - 6.57%
Amazon.com, Inc. (a)	15,400	28,748,412
eBay, Inc.	336,300	13,852,197
		42,600,609
INFORMATION TECHNOLOGY - 74.46%
Communications Equipment - 8.76%
Cisco Systems, Inc.	598,000	33,129,200
Juniper Networks, Inc. (b)	447,000	12,077,940
QUALCOMM, Inc.	159,000	11,632,440
		56,839,580
Electronic Equipment, Instruments & Components - 1.16%
Corning, Inc. (b)	245,000	7,533,750

IT Services - 11.80%
Accenture plc - Class A	101,275	19,503,540
Akamai Technologies, Inc. (a)(b)	136,200	12,003,306
Alliance Data Systems Corporation	41,500	6,512,180
DXC Technology Company	90,300	5,036,031
International Business Machines Corporation (IBM)	80,900	11,992,616
Total System Services, Inc.	158,200	21,470,904
		76,518,577
Semiconductors & Semiconductor Equipment - 15.98%
Intel Corporation (b)	557,800	28,196,790
KLA-Tencor Corporation	215,400	29,363,328
NXP Semiconductors N.V.	133,550	13,807,734
Skyworks Solutions, Inc.	113,970	9,719,362
Xilinx, Inc.	197,800	22,590,738
		103,677,952

Red Oak Technology Select Fund

Schedule of Investments (Continued)

COMMON STOCKS - 97.32% (Continued)	Shares or Principal ($)	Fair Value
INFORMATION TECHNOLOGY - 74.46% (Continued)
Software - 21.83%
Check Point Software Technologies Ltd. (a)(b)	169,700	$18,997,915
Citrix Systems, Inc. (b)	129,280	12,183,347
Microsoft Corporation	280,200	38,182,854
Oracle Corporation (b)	473,100	26,635,530
Synopsys, Inc. (a)	159,000	21,108,840
VMware, Inc. - Class A (b)	140,600	24,533,294
		141,641,780
Technology Hardware, Storage & Peripherals - 14.93%
Apple, Inc.	161,720	34,452,829
Dell Technologies, Inc. - Class C (a)(b)	4,960	286,390
Hewlett Packard Enterprise Company (b)	481,500	6,919,155
HP, Inc.	480,500	10,109,720
NetApp, Inc. (b)	321,700	18,816,233
Seagate Technology plc (b)	329,400	15,254,514
Western Digital Corporation (b)	204,600	11,025,894
		96,864,735

TOTAL COMMON STOCKS (Cost $402,527,922)		631,396,577

SHORT-TERM INVESTMENTS - 27.13%
REPURCHASE AGREEMENTS - 2.76%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.30%, dated 7/31/19 and maturing 8/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.88% to 2.63% and maturity dates from 7/31/20 to 3/31/26 with a par value of $17,694,911 and a collateral value of $18,283,851.	17,925,338	17,925,338

COLLATERAL FOR SECURITIES LOANED - 24.37%
Mount Vernon Liquid Assets Portfolio, LLC, 2.45%(c)	158,116,842	158,116,842

TOTAL SHORT-TERM INVESTMENTS (Cost $176,042,180)		176,042,180

Red Oak Technology Select Fund

Schedule of Investments (Continued)

	Shares	Fair Value
TOTAL INVESTMENTS- 124.45% (Cost $578,570,102)		$807,438,757

Liabilities in Excess of Other Assets - (24.45)%		(158,626,296)

NET ASSETS - 100.00%		$648,812,461

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $152,680,964.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Black Oak Emerging Technology Fund

Schedule of Investments

As of July 31, 2019 (Unaudited)

COMMON STOCKS - 95.53%	Shares	Fair Value
COMMUNICATION SERVICES - 8.88%
Interactive Media & Services - 8.88%
Facebook, Inc. - Class A (a)	5,525	$1,073,121
QuinStreet, Inc. (a)(b)	35,935	585,381
Tencent Holdings Ltd. - ADR	32,245	1,499,392
		3,157,894
FINANCIALS - 1.79%
Capital Markets - 1.79%
Blucora, Inc. (a)	21,315	638,171

HEALTH CARE - 5.60%
Health Care Technology - 1.70%
NextGen Healthcare, Inc. (a)	37,045	606,056

Life Sciences Tools & Services - 3.90%
Illumina, Inc. (a)	4,635	1,387,626

INFORMATION TECHNOLOGY - 79.26%
Communications Equipment - 12.71%
F5 Networks, Inc. (a)	7,570	1,110,671
Palo Alto Networks, Inc. (a)	5,100	1,155,354
QUALCOMM, Inc.	18,620	1,362,239
Ubiquiti Networks, Inc. (b)	6,945	894,030
		4,522,294
Electronic Equipment, Instruments & Components - 4.80%
Hollysys Automation Technologies Ltd.	34,535	597,110
KEMET Corporation	20,000	402,400
SYNNEX Corporation	7,205	709,981
		1,709,491
Internet Software & Services - 4.32%
iQIYI, Inc. - ADR (a)(b)	26,150	486,129
Salesforce.com, Inc. (a)	6,800	1,050,600
		1,536,729
IT Services - 9.95%
Cognizant Technology Solutions Corporation - Class A	9,600	625,344

Black Oak Emerging Technology Fund

Schedule of Investments (Continued)

COMMON STOCKS - 95.53% (Continued)	Shares	Fair Value
INFORMATION TECHNOLOGY - 79.26% (Continued)
IT Services - 9.95% (Continued)
CSG Systems International, Inc.	5,255	$269,266
DXC Technology Company	16,765	934,984
Perficient, Inc. (a)(b)	29,165	996,568
Perspecta, Inc.	9,975	232,717
Science Applications International Corporation	5,665	483,621
		3,542,500
Semiconductors & Semiconductor Equipment - 23.39%
Advanced Energy Industries, Inc. (a)(b)	13,560	791,904
Cirrus Logic, Inc. (a)	26,800	1,314,540
Cohu, Inc. (b)	16,025	242,939
Diodes, Inc. (a)(b)	16,535	704,391
KLA-Tencor Corporation	9,210	1,255,507
Kulicke & Soffa Industries, Inc.	31,475	712,279
Lam Research Corporation(b)	7,205	1,503,035
Silicon Motion Technology Corporation - ADR	20,940	758,028
SolarEdge Technologies, Inc. (a)	15,965	1,041,397
		8,324,020
Software - 13.56%
Citrix Systems, Inc. (b)	12,595	1,186,953
Fortinet, Inc. (a)	16,000	1,284,960
HubSpot, Inc. (a)	3,250	580,840
LogMeIn, Inc.	1	76
Paylocity Holding Corporation (a)	5,855	597,737
Verint Systems, Inc. (a)	14,335	829,566
Workiva, Inc. (a)	6,000	344,940
		4,825,072
Technology Hardware, Storage & Peripherals - 10.53%
Apple, Inc.	8,005	1,705,385
NetApp, Inc. (b)	21,945	1,283,563
Seagate Technology plc (b)	16,355	757,400
		3,746,348

TOTAL COMMON STOCKS (Cost $20,775,349)		33,996,201

Black Oak Emerging Technology Fund

Schedule of Investments (Continued)

SHORT-TERM INVESTMENTS - 26.41%	Shares or Principal ($)	Fair Value
REPURCHASE AGREEMENTS - 4.57%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.30%, dated 7/31/19 and maturing 8/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.88% to 2.63% and maturity dates from 7/31/20 to 3/31/26 with a par value of $1,605,687 and a collateral value of $1,659,129.	1,626,597	$1,626,597

COLLATERAL FOR SECURITIES LOANED - 21.84%
Mount Vernon Liquid Assets Portfolio, LLC, 2.45%(c)	7,773,309	7,773,309

TOTAL SHORT-TERM INVESTMENTS (Cost $9,399,906)		9,399,906

TOTAL INVESTMENTS- 121.94% (Cost $30,175,255)		43,396,107

Liabilities in Excess of Other Assets - (21.94)%		(7,808,410)

NET ASSETS - 100.00%		$35,587,697

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,468,614.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Live Oak Health Sciences Fund

Schedule of Investments

As of July 31, 2019 (Unaudited)

COMMON STOCKS - 99.01%	Shares	Fair Value
HEALTH CARE - 99.01%
Biotechnology - 25.88%
AbbVie, Inc. (a)	6,285	$418,706
Amgen, Inc.	20,815	3,883,663
Biogen, Inc. (b)	10,850	2,580,347
Celgene Corporation (b)	29,500	2,709,870
Eagle Pharmaceuticals, Inc. (b)	9,380	514,587
Gilead Sciences, Inc.	32,700	2,142,504
United Therapeutics Corporation (b)	4,870	385,899
		12,635,576
Health Care Equipment & Supplies - 9.96%
Alcon, Inc. (b)	2,920	171,550
Medtronic plc	23,071	2,351,858
Stryker Corporation	6,060	1,271,267
Zimmer Biomet Holdings, Inc.	7,910	1,068,878
		4,863,553
Health Care Providers & Services - 23.60%
Cardinal Health, Inc.	58,800	2,688,924
Cigna Corporation	15,148	2,573,948
CVS Health Corp.	18,480	1,032,478
McKesson Corporation	15,906	2,210,139
Quest Diagnostics, Inc.	10,545	1,076,433
UnitedHealth Group, Inc.	7,800	1,942,278
		11,524,200
Life Sciences Tools & Services - 11.07%
Charles River Laboratories International, Inc. (b)	14,165	1,905,759
Illumina, Inc. (a) (b)	4,040	1,209,495
Waters Corporation (a) (b)	10,880	2,290,893
		5,406,147
Pharmaceuticals - 28.50%
Allergan plc	6,200	995,100
GlaxoSmithKline plc - ADR	73,300	3,025,824
Johnson & Johnson	10,670	1,389,447
Merck & Company, Inc.	18,800	1,560,212
Mylan N.V. (b)	12,335	257,801
Novartis AG - ADR (a)	14,600	1,337,068

Live Oak Health Sciences Fund

Schedule of Investments (Continued)

COMMON STOCKS - 99.01% (Continued)	Shares or Principal ($)	Fair Value
HEALTH CARE - 99.01% (Continued)
Pharmaceuticals - 28.50% (Continued)
Novo Nordisk A/S - ADR	40,110	$1,922,071
Pfizer, Inc. (a)	37,370	1,451,451
Sanofi - ADR (a)	47,327	1,973,536
		13,912,510

TOTAL COMMON STOCKS (Cost $37,152,432)		48,341,986

SHORT-TERM INVESTMENTS - 18.40%
REPURCHASE AGREEMENTS - 1.05%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.30%, dated 7/31/19 and maturing 8/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.88% to 2.63% and maturity dates from 7/31/20 to 3/31/26 with a par value of $503,664 and a collateral value of $520,427.	510,223	510,223

COLLATERAL FOR SECURITIES LOANED - 17.35%
Mount Vernon Liquid Assets Portfolio, LLC, 2.45%(c)	8,470,683	8,470,683

TOTAL SHORT-TERM INVESTMENTS (Cost $8,980,906)		8,980,906

TOTAL INVESTMENTS- 117.41% (Cost $46,133,338)		57,322,892

Liabilities in Excess of Other Assets - (17.41)%		(8,500,118)

NET ASSETS - 100.00%		$48,822,774

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $8,239,494.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Notes to Quarterly Schedule of Investments
As of July 31, 2019 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies” including FASB Accounting Standard Update ASU 2013-08. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Board has determined to delegate responsibility for pricing and fair valuation determinations for portfolio securities to Funds’ adviser, Oak Associates, Ltd. (“Oak” or the “Adviser”), subject to oversight of the Board. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Board and subject to oversight of the Board. Oak and the administrator have established and maintain policies and procedures reasonably designed to ensure that their pricing and valuation policies and procedures conform to the requirements of the Funds’ Fair Value Procedures. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Portfolio Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

The following is a summary of each Funds’ securities lending agreements and related cash and non-cash collateral received as of July 31, 2019:

	Market Value of Securities on Loan	Cash Collateral Received
White Oak Select Growth Fund	$50,620,578	$52,488,594
Pin Oak Equity Fund	34,236,999	35,111,478
Rock Oak Core Growth Fund	2,377,339	2,486,370
River Oak Discovery Fund	2,915,941	2,975,510
Red Oak Technology Select Fund	152,680,964	158,116,842
Black Oak Emerging Technology Fund	7,468,614	7,773,309
Live Oak Health Sciences Fund	8,239,494	8,470,683

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis):

At July 31, 2019, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

Fund	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$296,613,369	$129,314,662	$(4,992,036)	$124,322,626
Pin Oak Equity Fund	216,878,571	68,456,409	(2,473,354)	65,983,055
Rock Oak Core Growth Fund	12,298,402	3,084,012	(474,116)	2,609,896
River Oak Discovery Fund	12,166,097	3,430,362	(266,354)	3,164,008
Red Oak Technology Select Fund	577,574,505	241,255,978	(11,391,726)	229,864,252
Black Oak Emerging Technology Fund	30,053,518	13,633,206	(290,617)	13,342,589
Live Oak Health Sciences Fund	46,133,338	12,582,402	(1,392,848)	11,189,554

As of July 31, 2019, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales and return of capital adjustments and partnership basis adjustments.

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$364,637,775	$-	$-	$364,637,775
Short Term Investments
Repurchase Agreements	-	3,809,626	-	3,809,626
Collateral for Securities Loaned*	-	-	-	52,488,594
Total	$364,637,775	$3,809,626	$-	$420,935,995

PIN OAK EQUITY FUND
Common Stocks	$246,260,296	$-	$-	$246,260,296
Short Term Investments
Repurchase Agreements	-	1,489,852	-	1,489,852
Collateral for Securities Loaned*	-	-	-	35,111,478
Total	$246,260,296	$1,489,852	$-	$282,861,626

ROCK OAK CORE GROWTH FUND
Common Stocks	$12,392,753	$-	$-	$12,392,753
Short Term Investments
Money Market Funds	29,175	-	-	29,175
Collateral for Securities Loaned*	-	-	-	2,486,370
Total	$12,421,928	$-	$-	$14,908,298

RIVER OAK DISCOVERY FUND
Common Stocks	$11,004,177	$-	$-	$11,004,177
Short Term Investments
Money Market Funds	75	-	-	75
Repurchase Agreements	-	1,350,343	-	1,350,343
Collateral for Securities Loaned*	-	-	-	2,975,510
Total	$11,004,252	$1,350,343	$-	$15,330,105

RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$631,396,577	$-	$-	$631,396,577
Short Term Investments	-
Repurchase Agreements	-	17,925,338	-	17,925,338
Collateral for Securities Loaned*	-	-	-	158,116,842
Total	$631,396,577	$17,925,338	$-	$807,438,757

BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$33,996,201	$-	$-	$33,996,201
Short Term Investments
Repurchase Agreements		1,626,597	-	1,626,597
Collateral for Securities Loaned*	-	-	-	7,773,309
Total	$33,996,201	$1,626,597	$-	$43,396,107

LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$48,341,986	$-	$-	$48,341,986
Short Term Investments
Repurchase Agreements	-	510,223	-	510,223
Collateral for Securities Loaned*	-	-	-	8,470,683
Total	$48,341,986	$510,223	$-	$57,322,892

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.